Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Aug. 02, 2024
Summary of Significant Accounting Policies [Line Items]
Percentage of voting power	50.00%
Cash	$ 688,112		$ 152,051
Credit losses	2,386,938
Changes in the fair value of warrant liabilities	(1,390,543)	$ 336,136
Warrants and Rights Outstanding	$ 3,293,291		$ 4,683,834	$ 4,446,779
Fair value of private warrant (in Dollars per share)	$ 11.5
Voting interest percentage	10.00%
Unrecognized Tax	12 months
Public Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Warrants and Rights Outstanding	$ 1,830,798
Private Warrant [Member]
Summary of Significant Accounting Policies [Line Items]
Warrants and Rights Outstanding	$ 1,462,493
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Customers credit term	180 days
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Customers credit term	365 days